EXIT AND DISPOSAL ACTIVITIES (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2014 facility	Dec. 31, 2015 USD ($)
Exit and disposal activities
Number of facilities closed		15	15
Charges related to exit and disposal activities	$ 1,900
Accrued Liabilities and Other Liabilities	24,031	$ 22,091		$ 14,293
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	19,069
Restructuring Reserve, Ending Balance	20,405	19,069
Accrued Liabilities [Member]
Exit and disposal activities
Accrued Liabilities and Other Liabilities	3,100
Lease obligations and terminations
Exit and disposal activities
Accrued Liabilities and Other Liabilities		3,100
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	18,000
Provision for Restructuring	1,863	19,423
Payments for Restructuring	712	1,423
Restructuring Reserve, Ending Balance	19,151	18,000
Reclassifications of deferred rent
Exit and disposal activities
Amount reclassed to accrued lease obligations	200
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	1,069
Restructuring Reserve, Ending Balance	$ 1,254	$ 1,069